BACKGROUND, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUTNING POLICIES - Background and Basis of Presentation (Details) $ in Millions		12 Months Ended
	Sep. 26, 2015	Dec. 31, 2015 USD ($) segment	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of business segments | segment		3
Centralized functions and programs cost | SPX
Related Party Transaction [Line Items]
Selling, general and administrative expenses		$ 81.0	$ 109.0	$ 77.0
Corporate expense | SPX
Related Party Transaction [Line Items]
Selling, general and administrative expenses		$ 50.7	$ 95.9	$ 73.9
Common stock
Related Party Transaction [Line Items]
Ratio of SPX FLOW share for every SPX share	1
SPX | Common stock
Related Party Transaction [Line Items]
Percentage of common stock distributed to FLOW shareholders	100.00%